Property and Equipment (Details) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Cryogenic shippers	$ 1,034,554	$ 1,037,286
Furniture and fixtures	30,746	30,746
Machinery and equipment	350,520	386,731
Leasehold improvements	23,652	30,913
Property, Plant and Equipment, Gross	1,439,472	1,485,676
Less accumulated depreciation and amortization	(1,131,546)	(1,076,784)
Property, Plant and Equipment, Net	$ 307,926	$ 408,892